Members' and Stockholders' Equity - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)		$ (66,459)	$ (548)	$ 12,503	$ (6,850)	$ (11,613)	$ 10,979	$ 16,178	$ (5,505)	$ (61,354)	$ 10,039
Net loss (income) attributable to non-controlling interest										398	127
Net loss (income) attributable to redeemable non-controlling interest	$ 11,510									14,598	0
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST										$ (46,358)	$ 10,166
Denominator:
Weighted average shares/members' units - basic (in shares)										82,327	100
Weighted average shares/members' units - diluted (in shares)										82,327	100
Earnings (loss) per share/unit - basic (in dollars per share)										$ (0.56)	$ 101.66
Earnings (loss) per share/unit - diluted (in dollars per share)										$ (0.56)	$ 101.66
Class A Common Stock
Denominator:
Weighted average shares/members' units - basic (in shares)										82,327
Weighted average shares/members' units - diluted (in shares)										82,327
Earnings (loss) per share/unit - basic (in dollars per share)										$ (0.56)
Earnings (loss) per share/unit - diluted (in dollars per share)										$ (0.56)